Convertible Notes (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes (Tables) [Line Items]
Schedule of changes in fair value of the level 3 liabilities
	Warrants	Convertible component
	(U.S. dollars in thousands)
Outstanding at December 31, 2020	20	493
Fair value converted	-	(149)
Fair value of issued level 3 liability	-	-
Changes in fair value	12	140
Outstanding at December 31, 2021	32	484

	Warrants	Convertible component
	(U.S. dollars in thousands)
Outstanding at December 31, 2020	20	493
Fair value converted	-	(484)
Fair value of issued level 3 liability	21	578
Changes in fair value	63	54
Outstanding at June 30, 2021	104	641

	Warrants	Convertible component
	(U.S. dollars in thousands)
Outstanding at December 31, 2019	319	1,053
Fair value converted	(20)	(151)
Fair value of issued level 3 liability	8	127
Changes in fair value	(287)	(536)
Outstanding at December 31, 2020	20	493

Monte Carlo Simulation Model [Member]
Convertible Notes (Tables) [Line Items]
Schedule of the fair value of the derivative at each balance sheet
March 31, 2021
Common stock price	2.20
Expected volatility	349.98%
Expected term	0.18
Risk free rate	0.01%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$308

December 31, 2020
Common stock price	1.40
Expected volatility	227.88%
Expected term	0.43
Risk free rate	0.19%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$330

December 31, 2020
Common stock price	1.40
Expected volatility	227.88%
Expected term	0.43
Risk free rate	0.19%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$330

April 6, 2021
Common stock price	$1.97
Expected volatility	322%
Expected term	2.00
Risk free rate	0.16%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$156

June 30, 2021
Common stock price	$3.94
Expected volatility	312%
Expected term	1.77
Risk free rate	0.21%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$220

December 31, 2020
Common stock price	0.0002
Expected volatility	227.88%
Expected term	0.43
Risk free rate	0.19%
Forfeiture rate	0%
Expected dividend yield	0%

December 31, 2019
Common stock price	0.0061
Expected volatility	34.35%
Expected term	1.43 years
Risk free rate	1.59%
Forfeiture rate	0%
Expected dividend yield	0%

Black-Scholes Option-Pricing Model [Member]
Convertible Notes (Tables) [Line Items]
Schedule of the fair value of the derivative at each balance sheet
December 31, 2020
Common stock price	0.0002
Expected volatility	227.88%
Expected term	3.43 years
Risk free rate	0.19%
Expected dividend yield	0%

December 31, 2019
Common stock price	0.0061
Expected volatility	32.55%
Expected term	4.43 years
Risk free rate	1.61%
Expected dividend yield	0%

Schedule of the fair value of warrants of the derivative at each balance sheet
March 31, 2021
Common stock price	2.20
Expected volatility	251.36%
Expected term	3.18 years
Risk free rate	0.4%
Expected dividend yield	0%
Fair Market Value of Warrants	$27

December 31, 2020
Common stock price	1.40
Expected volatility	227.88%
Expected term	3.43 years
Risk free rate	0.19%
Expected dividend yield	0%
Fair Market Value of Warrants	$16

June 30, 2021
Common stock price	$3,94
Expected volatility	312%
Expected term	2.93 years
Risk free rate	0.45%
Expected dividend yield	0%
Fair Market Value of Warrants	$51

December 31, 2020
Common stock price	1.40
Expected volatility	227.88%
Expected term	3.43 years
Risk free rate	0.19%
Expected dividend yield	0%
Fair Market Value of Warrants	$16

Monte Carlo Simulation Model One [Member]
Convertible Notes (Tables) [Line Items]
Schedule of the fair value of the derivative at each balance sheet
December 31, 2020
Common stock price	1.39
Expected volatility	227.38%
Expected term	1.67
Risk free rate	0.12%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$157

June 7, 2021
Common stock price	$6.33
Expected volatility	359%
Expected term	1.00
Risk free rate	0.05%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$423

June 30, 2021
Common stock price	$3.94
Expected volatility	359%
Expected term	0.94
Risk free rate	0.07%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$421

September 3, 2020
Common stock price	0.0011
Expected volatility	177.1%
Expected term	2.00
Risk free rate	0.12%
Forfeiture rate	0%
Expected dividend yield	0%

December 31, 2020
Common stock price	0.002
Expected volatility	227.38%
Expected term	1.67
Risk free rate	0.12%
Forfeiture rate	0%
Expected dividend yield	0%

Schedule of the fair value of warrants of the derivative at each balance sheet
March 31, 2021
Common stock price	2.20
Expected volatility	251.36%
Expected term	4.43
Risk free rate	0.19%
Expected dividend yield	0%
Fair Market Value of Warrants	$5

December 31, 2020
Common stock price	1.39
Expected volatility	227.88%
Expected term	4.68
Risk free rate	0.19%
Expected dividend yield	0%
Fair Market Value of Warrants	$4

Black Scholes Option Pricing Model One [Member]
Convertible Notes (Tables) [Line Items]
Schedule of the fair value of the derivative at each balance sheet
September, 2020
Common stock price	0.0011
Expected volatility	177.10%
Expected term	5.00
Risk free rate	0.24%
Expected dividend yield	0%

December 31, 2020
Common stock price	0.002
Expected volatility	227.88%
Expected term	4.68
Risk free rate	0.19%
Expected dividend yield	0%

Schedule of the fair value of warrants of the derivative at each balance sheet
June 30, 2021
Common stock price	$3.94
Expected volatility	312%
Expected term	4.18
Risk free rate	0.70%
Expected dividend yield	0%
Fair Market Value of Warrants	$10

December 31, 2020
Common stock price	1.39
Expected volatility	227.88%
Expected term	4.68
Risk free rate	0.19%
Expected dividend yield	0%
Fair Market Value of Warrants	$4

Black-Scholes Option-Pricing Model Two [Member]
Convertible Notes (Tables) [Line Items]
Schedule of the fair value of warrants of the derivative at each balance sheet
April 6 2021
Common stock price	$1.97
Expected volatility	322%
Expected term	5.00
Risk free rate	0.88%
Expected dividend yield	0%
Fair Market Value of Warrants	$21

June 30, 2021
Common stock price	$3.94
Expected volatility	312.2%
Expected term	4.77
Risk free rate	0.82%
Expected dividend yield	0%
Fair Market Value of Warrants	$43

Monte Carlo Simulation Model Two [Member]
Convertible Notes (Tables) [Line Items]
Schedule of the fair value of the derivative at each balance sheet
December 30, 2020
Common stock price	0.002
Expected volatility	274.38%
Expected term	0.48
Risk free rate	0.09%
Forfeiture rate	0%
Expected dividend yield	0%

Black Scholes Option Pricing Model Two [Member]
Convertible Notes (Tables) [Line Items]
Schedule of the fair value of the derivative at each balance sheet
March 31, 2021
Common stock price	2.20
Expected volatility	251.36%
Expected term	1.42
Risk free rate	0.12%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$176

December 31, 2020
Common stock price	1.39
Expected volatility	227.38%
Expected term	1.67
Risk free rate	0.12%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$157